Expense Example - Hartford Schroders US Small Cap Opportunities Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 672
Expense Example, with Redemption, 3 Years	959
Expense Example, with Redemption, 5 Years	1,266
Expense Example, with Redemption, 10 Years	2,136
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	677
Expense Example, with Redemption, 5 Years	1,166
Expense Example, with Redemption, 10 Years	2,517
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,361
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	2,034
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,706
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,378
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,367
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,241
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	$ 1,241